Overview (Tables)	6 Months Ended
Dec. 31, 2024
Overview
Schedule of the details of its subsidiaries

		Percentage of effective
		ownership held by the
Name of subsidiary		Company
(Country of incorporation and		December 31,	June 30,
principal place of business)	Principal activities	2024	2024
Sparrow Holdings Pte. Ltd. (Singapore)	Investment holding	100%	100%
Sparrow Tech Private Limited (Singapore)	Develop digital asset platform to provide digital asset products/solutions	100%	100%
Sparrow Digital Pte. Ltd. (Singapore)	Develop digital asset platform to provide digital asset products/solutions	100%	100%
Sparrow Operations Private Limited (Singapore)	Other business support services	100%	100%
Sparrow Fund Management Pte. Ltd. (Singapore)	Fund management activities	100%	100%
Amber DWM Limited (Hong Kong)	Cost centre	100%	100%
Amber Premium FZE (Dubai)	VATP license application	100%	—
Amber Match Limited (BVI)	Business support services	100%	—
Amber Trading Alfa Limited (BVI)	Inactive	—	100%